Regulatory Matters - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Maximum asset value required to be exempted from consolidated capital requirements	$ 1,000,000,000
Common equity tier 1 ratio of risk- weighted assets	12.93%	12.44%
Tier 1 capital ratio of risk-weighted assets	12.93%	12.44%
Total capital ratio of risk-weighted assets	13.39%	13.13%
Leverage ratio	12.10%	9.76%
Capital conservation buffer	5.39%
Capital conservation buffer phase period	3 years
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 ratio of risk- weighted assets	4.50%
Tier 1 capital ratio of risk-weighted assets	6.00%
Total capital ratio of risk-weighted assets	8.00%
Leverage ratio	4.00%
Capital conservation buffer	0.625%